Significant Accounting Policies (Summary Of Securities) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	$ 5,457,842	$ 8,416,447
Gross unrealized holding gains	(1,279)	(3,707)
Gross unrealized holding losses	26
Amortized cost basis	5,456,589	8,412,740
Accrued interest	12,086	15,067
Amounts shown on balance sheets	5,468,675	8,427,807
Noncurrent [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	2,880,219	4,282,664
Gross unrealized holding gains	(442)	(698)
Gross unrealized holding losses	294	1,405
Amortized cost basis	2,880,071	4,283,371
Accrued interest	3,180	12,086
Amounts shown on balance sheets	$ 2,883,251	$ 4,295,457